Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2017	2016
Lab equipment	$363	$212
Computer and office equipment	382	311
Less: accumulated depreciation	(390)	(160)
Total property and equipment, net	$355	$363

Depreciation expense was $206,000, $138,000 and $40,000 for the years ended December 31, 2017, 2016 and 2015, respectively.